Post-Balance Sheet Events (Details) - Disposals of associate - Masela Production sharing contract $ in Millions	Jul. 25, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate	35.00%
Forecast
Disclosure of non-adjusting events after reporting period [line items]
Consideration receivable	$ 325
Contingent consideration receivable	$ 325